Adjusted earnings before interest, tax, depreciation and amortisation (Adjusted EBITDA)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Adjusted earnings before interest, tax, depreciation and amortisation (Adjusted EBITDA)
41	Adjusted earnings before interest, tax, depreciation and amortisation (Adjusted EBITDA)
Management supplementally has presented the performance measure Adjusted EBITDA because it monitors this performance measure at a consolidated level and it believes that this measure is relevant to an understanding of the Group’s financial performance. Adjusted EBITDA is calculated by adjusting profit or loss from continuing operations to exclude the impact of taxation, net finance income/(costs), depreciation, amortisation, government grants related to depreciation and share of profit of equity-method investees.
Adjusted EBITDA is not a defined performance measure in IFRS. The Group’s definition of Adjusted EBITDA may not be comparable with similarly titled performance measures and disclosures by other entities.
The following tables show the reconciliation of Adjusted EBITDA to profit/(loss) for the years ended December 31, 2019, 2018 and 2017.

	2019	2018	2017
Profit/(loss) for the year	(33,680)	33,119	(30,845)
Income tax expense	2,335	7,429	2,886

Profit/(loss) before tax	(31,345)	40,548	(27,959)
Adjustments for:
- Net finance income/(costs)	9,868	(66,296)	4,004
- Share of profit/(loss) equity-method investees	(1,011)	290	—
- Depreciation	24,196	10,154	10,861
- Amortisation	917	910	1,569
- Government grants	(1,626)	(1,061)	(1,068)

Adjusted EBITDA	999	(15,455)	(12,593)

The Group initially applied IFRS 16 as at January 1, 2019 (see note 5(A)). In applying IFRS 16, in relation to the leases that were classified as operating leases, the Group recognises depreciation and interest costs, instead of operating lease expense. In relation to those leases, the Group recognised 13,227 of depreciation charges and 2,635 of additional interest costs from leases in 2019. Further, the Group used the modified retrospective approach when initially applying IFRS 16 and under such approach comparative information is not restated.